Organization and Business Description (Details) - Schedule of Balance Sheets - VIE [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Organization and Business Description (Details) - Schedule of Balance Sheets [Line Items]
Cash and cash equivalents	$ 358,099	$ 336,871
Accounts receivable, net		200,539
Inventories	10,774	3,590
Prepaid expenses and other current assets	2,361,198	2,537,524
Total current assets	3,110,003	3,470,506
Long term prepayments and other non-current assets	26,538	14,358
Plants, property and equipment, net	2,671,732	2,874,500
Intangible assets, net	28,280	31,036
Long-term investments	2,899,905	3,019,281
Total non-current assets	5,626,455	5,939,175
Total assets	8,736,458	9,409,681
Accounts payable	48,939	50,953
Deferred revenue	543,009	222,605
Deferred revenue - related parties	333,733	347,471
Deferred government subsidy	2,758,126	2,871,665
Income taxes payable	488,978	506,638
Accrued expenses and other current liabilities	639,200	293,699
Total current liabilities	4,914,781	4,389,658
Total liabilities	4,914,781	4,389,658
Related Party [Member]
Organization and Business Description (Details) - Schedule of Balance Sheets [Line Items]
Due from related parties	379,932	391,982
Due to related parties	$ 102,796	$ 96,627